LONG-TERM INVESTMENTS (Details) (USD $)	12 Months Ended	1 Months Ended
	Feb. 28, 2015	Oct. 31, 2014	Jan. 31, 2014	Feb. 28, 2014	Feb. 28, 2013	Jul. 31, 2014
Long-term investments
Fair value option investments	$ 9,282,000			$ 3,080,000	$ 5,491,073
Available-for-sales investments	55,252,420			23,894,500
Total	97,359,075			27,137,239
Equity method investment, ownership percentage in limited partnerships (as a percent)	10.00%
Minerva Project, Inc
Long-term investments
Cost method investments	18,000,003
Total consideration		18,000,003
Other cost method investments
Long-term investments
Cost method investments	2,899,991
An online community service platform
Long-term investments
Equity method investments	6,143,722
Percentage of equity interest acquired						20.00%
Other equity method investments
Long-term investments
Equity method investments	5,780,939			162,739
BabyTree Inc.
Long-term investments
Total consideration			23,475,000
Guokr Corporation Limited
Long-term investments
Total consideration		$ 15,000,000
Minimum
Long-term investments
Equity interest (as a percent)	20.00%
Maximum
Long-term investments
Equity interest (as a percent)	30.00%